Employee Benefit Plan, Master Trust (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
EBP, Master Trust
The net assets of the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust		Plan's Interest in Master Trust
in millions	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Assets:
Investments at fair value:
Cash and cash equivalents	$54	$60	$53	$57
Equities	2,876	3,105	2,858	3,091
Collective trust funds	10,766	9,201	10,085	8,656
Registered investment funds	1,245	1,014	1,235	1,009
Brokerage window	460	394	456	391
Total investments at fair value	15,401	13,774	14,687	13,204
Fully benefit-responsive investment at contract value	777	759	764	749
Total assets	16,178	14,533	15,451	13,953

Liabilities:
Accrued liabilities	—	1	—	—
Total liabilities	—	1	—	—

Net assets	$16,178	$14,532	$15,451	$13,953

Investment Income [Table]
Investment income for the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust	Plan's Interest in Master Trust
	Year Ended	Year Ended
in millions	December 31, 2025	December 31, 2025
Investment income:
Net appreciation in fair value of investments	$1,862	$1,756
Dividends and interest income	53	52
Total investment income	$1,915	$1,808

EBP, Investment, Fair Value and NAV

	Investments at Fair Value as of December 31, 2025
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$54	$—	$54
Equities	2,876	—	2,876
Collective trust funds	—	10,766	10,766
Registered investment funds	1,245	—	1,245
Brokerage window	460	—	460
Total investments at fair value	$4,635	$10,766	$15,401

	Investments at Fair Value as of December 31, 2024
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$60	$—	$60
Equities	3,105	—	3,105
Collective trust funds	—	9,201	9,201
Registered investment funds	1,014	—	1,014
Brokerage window	394	—	394
Total investments at fair value	$4,573	$9,201	$13,774